Loans, financing, debentures and hedge derivative financial instruments - Summary of Appropriated Profit or Loss in The Future (Detail) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	R$ 82,584
Up to 1 year
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	19,262
From 1 to 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	15,257
From 2 to 3 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	11,133
From 3 to 4 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	10,210
From 4 to 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	9,783
More than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	16,939
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	54,490
Debentures [member] | Up to 1 year
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	15,060
Debentures [member] | From 1 to 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	11,129
Debentures [member] | From 2 to 3 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	6,990
Debentures [member] | From 3 to 4 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	6,075
Debentures [member] | From 4 to 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	5,886
Debentures [member] | More than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	9,350
Notes in foreign market [member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	28,018
Notes in foreign market [member] | Up to 1 year
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	4,126
Notes in foreign market [member] | From 1 to 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	4,128
Notes in foreign market [member] | From 2 to 3 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	4,143
Notes in foreign market [member] | From 3 to 4 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	4,135
Notes in foreign market [member] | From 4 to 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	3,897
Notes in foreign market [member] | More than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	7,589
Banco do Brasil [member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	76
Banco do Brasil [member] | Up to 1 year
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future	76
Banco do Brasil [member] | From 1 to 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future
Banco do Brasil [member] | From 2 to 3 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future
Banco do Brasil [member] | From 3 to 4 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future
Banco do Brasil [member] | From 4 to 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future
Banco do Brasil [member] | More than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Amount appropriated to profit or loss in the future